Investment Risks	Aug. 31, 2025
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX), Class R3 (NEMRX), Class R6 (NREMX) | Neuberger Berman Emerging Markets Equity Fund | Frontier Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frontier Markets Risk. Frontier markets, which are foreign countries in the earliest stages of development, involve risks in addition to and greater than foreign and emerging markets. Investing in frontier markets involves unique risks, such as exposure to economies less diverse and mature than those of more developed foreign markets. Frontier markets are subject to economic, political, and socioeconomic instability that may cause larger price movements in frontier market securities than in securities of issuers based in more developed foreign markets, including securities of issuers in emerging markets. Frontier markets generally receive less investor attention than more developed markets, including those in emerging markets, and may have a high concentration of market capitalization and trading volume in a small number of companies representing a limited number of industries. Frontier market securities are subject to extreme volatility and extended periods of illiquidity. In addition, the currencies of frontier market countries may exhibit erratic movements.